CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	495,000,000	495,000,000
Common stock, shares issued	6,810,322	30,224,653
Common stock, shares outstanding	6,810,322	6,090,205
Treasury stock common shares	0	24,134,448
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,100,000	4,100,000
Preferred stock, shares issued	2,480,000	2,520,000
Preferred stock, shares outstanding	2,380,000	2,420,000
Treasury stock preferred, shares	100,000	100,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,650,000	6,650,000
Preferred stock, shares issued	2,856,335	3,412,885
Preferred stock, shares outstanding	2,811,800	3,368,360
Treasury stock preferred, shares	44,535	44,535
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000